Share Based Payments	12 Months Ended
Dec. 31, 2017
Share Based Payments [abstract]
Share Based Payments

22. Share Based Payments

(a) Deferred Share Units

	Number of Deferred Share Units	Fair Value
Outstanding, December 31, 2015	1,016,416	$2,279
Grants	201,319	781
Units paid out in cash	(238,027)	(1,721)
Units transferred to trade payables	(96,640)	(902)
Change in fair value	-	4,555
Outstanding, December 31, 2016	883,068	$4,992
Grants	91,108	429
Change in fair value	-	(327)
Outstanding, December 31, 2017	974,176	$5,094

(b) Restricted Share Units

	Number of Restricted Share Units	Fair Value
Outstanding, December 31, 2015	1,015,846	$2,179
Grants to executive directors	317,276	1,161
Grants to officers	389,991	1,509
Grants to employees	82,679	323
Units paid out in cash	(419,019)	(2,104)
Forfeited or cancelled	(49,053)	-
Change in fair value and vesting	-	1,421
Outstanding, December 31, 2016	1,337,720	$4,489
Grants to officers	406,499	1,919
Grants to employees	38,037	181
Units paid out in cash	(406,022)	(2,114)
Forfeited or cancelled	(5,007)	(5)
Change in fair value and vesting	-	1,310
Outstanding, December 31, 2017	1,371,227	$5,780
Less: Equity grants to officers	(390,751)	(1,845)
Cash settled restricted share units, December 31, 2017	980,476	$3,935

(c) Performance Share Units

	Number of Performance Share Units	Fair Value
Outstanding, December 31, 2015	1,236,620	$1,194
Units paid out in cash	(247,324)	(961)
Forfeited or cancelled	(103,761)	-
Change in fair value and vesting	-	3,312
Outstanding, December 31, 2016	885,535	$3,545
Units paid out in cash	(332,076)	(1,770)
Change in fair value and vesting	-	916
Outstanding, December 31, 2017	553,459	$2,691